Subsequent Events (Details Narrative) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Percentage of unpaid principal interest rate	10.00%
Unpaid principal balance interest terms of duration date

Interest shall accrue on the unpaid principal balance and any unpaid late fees or other fees under this Note at a rate of ten percent (10.0%) per annum until the full amount of the principal and fees has been paid. The entire unpaid principal balance and all accrued and unpaid interest, if any, under this Note, shall be due and payable on the date that is twelve (12) months from the note date.

Percentage of resulted by conversion price of promissory note	80.00%
Percentage of discount to market price	20.00%
Market price per share	$ 0.01
Conversion price	$ 0.01
Subsequent Event [Member]
Percentage of unpaid principal interest rate		10.00%
Unpaid principal balance interest terms of duration date

Interest shall accrue on the unpaid principal balance and any unpaid late fees or other fees under this Note at a rate of ten percent (10.0%) per annum until the full amount of the principal and fees has been paid. The entire unpaid principal balance and all accrued and unpaid interest, if any, under this Note, shall be due and payable on the date that is twelve (12) months from the note date.

Percentage of resulted by conversion price of promissory note		80.00%
Percentage of discount to market price		20.00%
Market price per share		$ 0.01
Conversion price		$ 0.01
Convertible Promissory Note [Member] | Third Party [Member] | January 15, March 29, April 16, August 13, and September 25, 2014 [Member]
Legal services	$ 12,371
Accounting services	9,500
Auditing services	$ 26,962